Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2013
Share-based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option

(shares in thousands)	Average Exercise Price Per Share	Shares	Total Intrinsic Value of Awards	Average Remaining Life (Years)
Beginning of year	$44.75	14,603
Options granted	$51.70	639
Options exercised	$37.89	(3,377)
Options canceled	$49.74	(191)
End of year	$47.03	11,674	$205	5.6
Exercisable at year end	$45.80	9,038	$170	5.0

Schedule Of Changes In Incentive Awards Outstanding

(shares in thousands)	Shares	Average Grant Date Fair Value Per Share
Beginning of year	6,799	$39.55
Granted	5,532	$48.25
Earned/vested	(390)	$33.15
Canceled	(710)	$42.75
End of year	11,231	$43.86